Lease liabilities - Undiscounted lease payments (Details)	Feb. 28, 2025 CAD ($)
Lease liabilities
Undiscounted lease payments	$ 221,482
Less than one year
Lease liabilities
Undiscounted lease payments	130,642
One to five years
Lease liabilities
Undiscounted lease payments	$ 90,840